BASIS OF PREPARATION (Details) - IAS 12 [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
BASIS OF PREPARATION (Details) [Line Items]
Profit (loss)	£ 89	£ 82	£ 79
Group [Member]
BASIS OF PREPARATION (Details) [Line Items]
Profit (loss)	£ 115	£ 106	£ 102